Debt - Additional Information (Detail)						3 Months Ended		9 Months Ended		12 Months Ended
	May 02, 2016 USD ($)	Apr. 29, 2016 USD ($)	Oct. 31, 2015 USD ($)	Dec. 29, 2013 USD ($)	Dec. 23, 2013 USD ($)	Oct. 02, 2016 USD ($)	Sep. 27, 2015 USD ($)	Oct. 02, 2016 USD ($)	Sep. 27, 2015 USD ($)	Jan. 03, 2016 USD ($)	Dec. 28, 2014 USD ($)	Oct. 20, 2015 USD ($)
Debt Instrument [Line Items]
Interest and other non-operating expenses, net				$ 100,000		$ 6,300,000	$ 2,700,000	$ 15,400,000	$ 7,700,000	$ 11,400,000	$ 9,100,000
Interest expense related to ABL facility and Term Loan Facility						5,600,000	1,800,000	12,200,000	5,100,000	6,900,000	5,800,000
Debt instrument, unamortized discount					$ 16,900,000	13,900,000		13,900,000		10,800,000	13,800,000
Amortization expense related to debt issuance costs						600,000	800,000	3,000,000	2,300,000	4,200,000	3,000,000
Interest expense incurred related to capital leases						100,000	$ 100,000	200,000	300,000	300,000	300,000
Special cash dividend	$ 176,000,000							176,000,000	$ 0
ABL facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					250,000,000							$ 325,000,000
Remaining borrowing capacity under credit facility						$ 130,200,000		$ 130,200,000		$ 112,500,000	$ 126,500,000
Commitment fee for the unfunded amount (percent)								0.375%		0.25%
Debt instrument, unamortized discount			$ 1,000,000		$ 12,800,000
Amortization of debt discount			$ 1,200,000
Repayment of borrowings outstanding		$ 29,900,000
ABL facility | Minimum
Debt Instrument [Line Items]
Interest rate on credit facility (percent)						2.28%		2.28%		2.04%	1.66%
ABL facility | Maximum
Debt Instrument [Line Items]
Interest rate on credit facility (percent)						4.25%		4.25%		4.25%	3.75%
ABL facility | LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (percent)					1.25%
ABL facility | LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (percent)					2.00%
ABL facility | Base Rate | Minimum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (percent)					0.25%
ABL facility | Base Rate | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (percent)					1.00%
Term loan facility
Debt Instrument [Line Items]
Face amount of loan		$ 275,000,000			$ 61,700,000
Interest rate (percent)						6.25%		6.25%		5.00%	5.00%
Percentage of excess cash flow to be paid for annual mandatory prepayments		50.00%								50.00%
Leverage ratio		3.50								2.50
Debt instrument, unamortized discount					$ 4,100,000
Repayment of borrowings outstanding		$ 60,300,000
Special cash dividend		176,000,000
Write off of debt issuance costs and discounts		1,200,000
Discounts and debt issuance costs capitalized		$ 6,300,000
Term loan facility | LIBOR
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (percent)		5.25%			4.00%
Debt instrument, interest rate floor (percent)		1.00%			1.00%
Term loan facility | Base Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate (percent)		4.25%			3.00%